Other Accounts Payable	12 Months Ended
Dec. 31, 2017
Other Accounts Payable [Abstract]
OTHER ACCOUNTS PAYABLE
NOTE 8:-	OTHER ACCOUNTS PAYABLE

	December 31,
	2017	2016
	USD

Employees and payroll accruals	$225	$104
Accrued expenses	772	829

	$997	$933